Effect of Dilutive Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Basic weighted average shares outstanding	4,857,798	4,842,353	4,835,603
Dilutive effect of stock options	8,067	6,456	17,102
Dilutive weighted average shares outstanding	4,865,865	4,848,809	4,852,705
Net income	$ 6,783,999	$ 7,217,847	$ 7,162,531
Net income per share-basic	$ 1.40	$ 1.49	$ 1.48
Net income per share-diluted	$ 1.39	$ 1.49	$ 1.48